ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
May 1, 2021
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Updating Summary Prospectus for Existing Investors
Variable Annuity Account A
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Updating Summary Prospectus describes the EliteDesigns Variable Annuity— an individual flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. This Updating Summary Prospectus is used with current contract owners. This Updating Summary Prospectus will first be used as of May 1, 2021.
This Updating Summary Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL. You can also obtain this information at no cost by calling 1‑800‑888‑2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we”, “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Updated Information About Your Contract

The following is a summary of certain contract features that have changed since May 1, 2020, the date of the last prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
Changes are reflected in the “Ongoing Fees and Expenses (annual charges)” portion of the table in “Important Information You Should Consider bout the Contract” and in Appendix A – Underlying Funds Available Under the Contract.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
At the time of purchase of the Contract, you may select a 0-Year or 5-Year withdrawal charge schedule. The Company may assess a withdrawal charge on a full or partial withdrawal, including systematic withdrawals, depending on the schedule that you select. If you select the 5-year schedule, the withdrawal charge assessed could be up to 5% of the portion of any withdrawal consisting of Purchase Payments, excluding any Credit Enhancements.

For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $5,000.
				Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	There are no charges for other contract transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table

Fee Table – Examples

Charges and Deductions
Charges and Deductions – Mortality
and Expense Risk Charge

Charges and Deductions – Administration Charge

Charges and Deductions – Optional Rider Charges

Appendix A – Underlying Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.10%	4.85%
	Optional benefit available for an additional charge[3]	0.10%	0.40%
	1 As a percentage of Contract Value allocated to the Separate Account. 2 As a percentage of Underlying Fund average net assets. 3 As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $336.01	Highest Annual Cost: $4,262.35
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
• No optional benefits
• No sales charges or advisory fees
• No additional Purchase Payments, transfers or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Base Contract charge, optional benefits and Underlying Fund fees and expenses
• No sales charges or advisory fees
• No additional Purchase Payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Not a Short‑Term Investment
• This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawals may reduce or terminate Contract guarantees.
• Tax deferral is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
• An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
• Each investment option has its own unique risks.
• You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Investments
• Certain investment options may not be available under your Contract.
• Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.
• We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
• We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investment
Optional Benefits
• Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
• Certain optional benefits are subject to age restrictions.
• We reserve the right to stop offering for purchase any currently available optional benefit at any time.
• We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or cause the benefit to terminate.
• If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Contract – Return of Premium Death Benefit The Contract – Extra Credit The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees

	TAXES	Location in Prospectus
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters – Introduction Federal Tax Matters – Income Taxation of Annuities in General—Non-Qualified Contracts
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

Appendix A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns/.

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	7Twelve™ Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.22%	5.40%	3.56%	N/A
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.07%	4.86%	5.76%	N/A
Global Equity	AB VPS Global Thematic Growth – Class B Adviser: AllianceBernstein L.P.	1.26%	39.08%	17.03%	9.67%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.88%	2.47%	9.46%	11.29%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.08%	3.05%	8.07%	8.48%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.16%	8.55%	11.48%	9.31%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.89%	9.48%	3.42%	2.90%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.93%	8.47%	10.58%	10.68%
Large Cap Growth	Alger Capital Appreciation[2] – Class S Adviser: Fred Alger Management, LLC	1.18%	41.40%	19.72%	16.65%
Large Cap Growth	Alger Large Cap Growth[2] – Class S Adviser: Fred Alger Management, LLC	1.11%	66.67%	22.15%	16.11%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.40%	(25.12)%	(0.40)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	11.45%	11.74%	11.37%
Inflation-Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.33%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.51%	25.65%	11.01%	7.58%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.16%	1.11%	9.19%	10.27%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.13%	0.83%	8.67%	9.57%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.80%	12.16%	10.31%	9.68%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	1.08%	9.62%	4.84%	2.83%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.06%	30.17%	15.96%	12.62%
Global Equity	American Funds IS® Global Small Capitalization – Class 4 Adviser: Capital Research and Management Company	1.24%	29.39%	14.15%	9.17%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.86%	51.71%	22.44%	16.57%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.80%	13.25%	13.65%	12.47%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management Company	1.05%	13.66%	10.45%	6.43%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.18%	5.73%	7.67%	5.20%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.98%	6.38%	2.82%	N/A
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.27%	23.29%	13.05%	6.28%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class 3 Adviser: BlackRock Advisors, LLC	0.96%	19.50%	14.31%	12.86%
Large Cap Value	BlackRock Basic Value V.I. – Class 3 Adviser: BlackRock Advisors, LLC	1.12%	3.13%	8.28%	8.84%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class 3 Adviser: BlackRock Advisors, LLC	1.19%	41.52%	20.34%	14.94%
Large Cap Value	BlackRock Equity Dividend V.I. – Class 3 Adviser: BlackRock Advisors, LLC	1.12%	3.57%	10.57%	10.14%
Global Allocation	BlackRock Global Allocation V.I. – Class 3 Adviser: BlackRock Advisors, LLC	1.13%	20.79%	9.17%	6.61%
High Yield Bond	BlackRock High Yield V.I. – Class 3 Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.92%	7.01%	7.60%	6.31%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class 3 Adviser: BlackRock Advisors, LLC	1.16%	43.43%	22.07%	17.39%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	10.64%	11.71%	11.33%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	1.03%	69.57%	25.58%	17.35%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.52%	17.71%	14.63%	13.31%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.06%	23.38%	16.30%	12.44%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.53%	12.16%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	1.46%	2.24%	2.46%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	11.29%	8.87%	N/A
International Equity	Dimensional VA International Small Portfolio Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.57%	9.41%	8.47%	6.82%
International Equity	Dimensional VA International Value Portfolio Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.44%	(1.76)%	5.31%	2.83%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	0.60%	1.30%	0.85%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio Adviser: Dimensional Fund Advisors LP	0.27%	(1.38)%	9.07%	10.43%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.38%	3.98%	8.45%	9.35%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	38.70%	19.52%	15.97%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.94%	15.67%	13.45%	13.23%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.12%	(12.41)%	3.89%	5.84%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.39%	16.94%	6.34%	6.30%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.30%	5.77%	7.46%	5.81%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.81%	22.29%	11.47%	7.56%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.25%	(1.11)%	5.13%	6.56%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Floating Rate Bond	Eaton Vance VT Floating-Rate Income Adviser: Eaton Vance Management	1.20%	2.00%	4.20%	3.42%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.86%	5.21%	3.00%	2.66%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	0.84%	5.59%	7.51%	6.37%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.73%	22.13%	12.47%	10.10%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.86%	30.23%	15.90%	13.23%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.85%	18.12%	10.54%	10.55%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.17%	30.88%	15.94%	5.87%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.79%	7.59%	11.34%	11.37%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.89%	68.21%	28.91%	21.53%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.92%	2.42%	6.70%	5.30%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	17.95%	14.81%	13.49%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.64%	9.16%	5.18%	4.08%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.87%	17.87%	10.79%	9.22%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; and FIL Investments (Japan) Limited	1.04%	15.33%	8.98%	6.56%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; and Fidelity Management & Research (Japan) Limited	0.91%	(6.79)%	3.25%	7.40%
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.92%	7.25%	6.02%	4.58%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.94%	44.88%	19.30%	14.36%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	5.52%	10.35%	10.18%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.73%	0.69%	6.94%	5.98%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	44.63%	19.26%	15.10%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.22%	(4.46)%	5.14%	6.27%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	(5.04)%	5.88%	6.99%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.90%	15.97%	14.76%	12.37%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	55.09%	19.52%	14.04%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.02%	3.43%	4.30%	3.74%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	3.83%	2.26%	2.03%
Mid Cap Growth	Goldman Sachs VIT Growth Opportunities – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.48%	44.16%	18.93%	14.28%
Floating Rate Bond	Goldman Sachs VIT High Quality Floating Rate – Service Class Adviser: Goldman Sachs Asset Management L.P.	0.97%	0.58%	1.31%	1.54%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.62%	6.53%	5.20%	4.28%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.06%	3.73%	7.71%	8.60%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.14%	8.17%	9.73%	9.08%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.33%	8.34%	10.96%	10.34%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.06%	39.98%	19.90%	11.13%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.21%	1.88%	9.67%	9.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.47%	0.01%	3.70%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.91%	2.60%	(1.33)%	(1.51)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.38%	4.64%	6.95%	5.44%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.09%	2.21%	9.63%	9.21%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.73%	4.93%	2.19%	2.89%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.11%	12.59%	9.51%	8.17%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.91%	7.39%	2.01%	2.38%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.29%	(0.97)%	6.84%	7.17%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.22%	4.30%	10.64%	8.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.38%	18.78%	14.85%	12.60%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.45%	37.87%	20.27%	15.31%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.39%	32.10%	17.14%	13.68%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.67%	31.82%	15.59%	13.10%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.92%	14.21%	6.59%	5.47%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.20%	6.65%	8.59%	6.31%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.40%	21.04%	8.92%	7.57%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	41.99%	19.26%	15.03%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.18%	0.86%	6.73%	8.07%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.50%	9.99%	7.62%	6.12%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	(1.09)%	8.30%	9.18%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.06%	13.57%	10.40%	9.28%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	40.24%	19.09%	15.62%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.83%	9.65%	8.61%	8.29%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.25%	13.03%	9.24%	6.60%
Global Equity	Invesco V.I. Global Fund – Series II Adviser: Invesco Advisers, Inc.	1.06%	27.34%	14.56%	11.36%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.29%	(12.56)%	2.89%	4.69%
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.18%	2.99%	4.15%	3.34%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.01%	1.85%	8.40%	9.05%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.23%	14.20%	9.16%	12.81%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.20%	2.90%	5.71%	4.99%
International Equity	Invesco V.I. International Growth – Series II Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.16%	19.63%	12.59%	11.85%
Large Cap Blend	Invesco V.I. S&P 500 Index – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.63%	17.70%	14.45%	13.18%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	26.87%	11.55%	9.87%
Global Allocation	Ivy VIP Asset Strategy Adviser: Ivy Investment Management Company	1.02%	13.88%	8.61%	6.15%
Balanced/Asset Allocation	Ivy VIP Balanced Adviser: Ivy Investment Management Company	1.03%	14.11%	8.90%	8.90%
Large Cap Growth	Ivy VIP Core Equity Adviser: Ivy Investment Management Company	1.00%	21.52%	13.76%	12.82%
Specialty-Sector	Ivy VIP Energy Adviser: Ivy Investment Management Company	1.38%	(36.83)%	(12.74)%	(8.42)%
Global Bond	Ivy VIP Global Bond Adviser: Ivy Investment Management Company	1.28%	8.15%	5.68%	3.37%
Global Equity	Ivy VIP Global Equity Income Adviser: Ivy Investment Management Company	1.03%	3.15%	6.76%	7.63%
Global Equity	Ivy VIP Global Growth Adviser: Ivy Investment Management Company	1.23%	20.58%	11.44%	8.87%
Large Cap Growth	Ivy VIP Growth Adviser: Ivy Investment Management Company	1.01%	30.55%	19.01%	16.22%
High Yield Bond	Ivy VIP High Income Adviser: Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
International Equity	Ivy VIP International Core Equity Adviser: Ivy Investment Management Company	1.17%	7.19%	5.41%	4.78%
Short Term Bond	Ivy VIP Limited-Term Bond Adviser: Ivy Investment Management Company	0.81%	4.14%	2.49%	2.02%
Mid Cap Growth	Ivy VIP Mid Cap Growth Adviser: Ivy Investment Management Company	1.15%	49.00%	22.57%	15.22%
Specialty-Sector	Ivy VIP Natural Resources Adviser: Ivy Investment Management Company	1.32%	(11.99)%	(1.17)%	(5.82)%
Specialty-Sector	Ivy VIP Science and Technology Adviser: Ivy Investment Management Company	1.16%	35.36%	20.80%	17.09%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Specialty-Sector	Ivy VIP Securian Real Estate Securities Adviser: Ivy Investment Management Company Sub-Adviser: Securian Asset Management Inc.	1.46%	(3.13)%	4.57%	7.87%
Small Cap Blend	Ivy VIP Small Cap Core Adviser: Ivy Investment Management Company	1.20%	7.03%	11.79%	9.32%
Small Cap Growth	Ivy VIP Small Cap Growth Adviser: Ivy Investment Management Company	1.18%	37.66%	15.59%	11.15%
Large Cap Value	Ivy VIP Value Adviser: Ivy Investment Management Company	1.01%	1.98%	8.36%	9.04%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Capital Management, LLC	0.97%	19.18%	17.92%	14.97%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Capital Management, LLC	1.01%	39.03%	20.73%	16.73%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Capital Management, LLC	1.06%	(1.21)%	8.36%	7.75%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Capital Management, LLC	1.08%	16.02%	8.77%	0.66%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Capital Management, LLC	0.85%	32.58%	17.38%	14.38%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.81%	7.68%	4.04%	3.61%
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.12%	13.34%	11.25%	10.97%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.01%	24.95%	15.73%	13.99%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.91%	7.30%	7.41%	6.44%
Small Cap Growth	Lord Abbett Series Developing Growth VC2 – Class VC Adviser: Lord, Abbett & Co. LLC	1.24%	72.60%	24.72%	17.32%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.02%	15.42%	13.79%	11.62%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	1.77%	8.16%	8.18%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.25%	39.38%	18.09%	13.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.18%	2.50%	5.84%	7.40%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	7.43%	4.53%	4.22%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	10.33%	11.32%	2.33%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	5.99%	6.21%	5.14%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	4.85%	7.00%	5.66%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	22.20%	18.39%	14.71%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	12.71%	9.34%	5.71%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	20.20%	12.42%	10.87%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	13.60%	13.38%	12.22%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	45.58%	22.68%	14.41%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	16.31%	14.45%	12.77%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	9.52%	8.58%	8.07%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	8.17%	4.92%	4.15%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	5.62%	11.10%	8.93%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.40%	5.53%	6.30%	4.72%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.55%	14.36%	10.18%	2.98%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	9.96%	10.17%	7.75%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	9.12%	7.90%	6.26%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.95%	6.49%	4.82%	3.64%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	10.01%	9.29%	7.25%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	8.43%	6.51%	5.00%
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.48%	7.91%	7.85%	4.54%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.48%	1.23%	2.54%	(5.49)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.20%	6.60%	7.64%	5.22%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.03%	10.01%	4.71%	2.62%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.44%	16.71%	8.83%	4.59%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.89%	5.64%	7.09%	5.93%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.08%	10.66%	5.28%	2.53%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.79%	2.89%	1.91%	1.69%
Inflation-Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.94%	11.60%	5.15%	3.53%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.72%	2.14%	2.17%	1.60%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.79%	8.54%	4.65%	3.83%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.90%	8.42%	4.71%	4.38%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	(0.26)%	9.42%	10.26%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.36%	1.98%	6.39%	5.13%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.71%	(7.62)%	3.61%	7.74%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	7.37%	5.33%	4.20%
Specialty	Probabilities Fund – Class 2 Adviser: Probabilities Fund Management, LLC	4.85%	(8.44)%	4.00%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.05%	(0.90)%	4.27%	3.46%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.12%	12.31%	8.47%	8.38%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.90%	38.71%	22.04%	16.94%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.97%	5.21%	7.37%	5.73%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.82%	5.72%	5.01%	4.72%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.82%	5.80%	11.25%	11.60%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.80%	(7.38)%	(0.55)%	N/A
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.92%	17.27%	14.44%	13.20%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.15%	48.30%	16.97%	12.05%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	3.37%	10.26%	7.00%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.82%	(8.46)%	6.33%	5.26%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.82%	19.75%	13.79%	3.79%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.82%	21.31%	7.33%	16.87%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.98%	(22.72)%	(2.71)%	(10.25)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.82%	7.58%	6.34%	9.98%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	2.02%	1.73%	21.67%	20.02%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.82%	55.95%	28.72%	17.67%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.82%	(34.17)%	(8.39)%	(7.96)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.82%	(37.33)%	(19.36)%	(15.49)%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	2.01%	0.24%	4.84%	2.78%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.82%	(0.11)%	8.48%	8.02%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.48%	21.96%	8.07%	8.42%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.82%	18.68%	10.32%	13.98%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.86%	4.64%	6.95%	5.44%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.82%	60.21%	22.18%	16.93%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	2.02%	(45.76)%	(31.48)%	(28.59)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	3.09%	(21.09)%	(8.88)%	(9.96)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	1.98%	(24.89)%	(14.23)%	(13.96)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	2.01%	(38.00)%	(21.61)%	(19.89)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	2.04%	(30.81)%	(15.89)%	(14.83)%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.97%	(25.02)%	(15.26)%	(14.94)%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.81%	40.46%	19.74%	12.00%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.82%	21.01%	12.25%	13.02%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.97%	10.69%	14.03%	13.41%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.84%	44.95%	22.04%	18.64%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	1.99%	86.87%	41.55%	35.82%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.82%	20.03%	18.95%	17.57%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.74%	34.30%	24.75%	(3.76)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.82%	(5.82)%	4.99%	6.59%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.82%	43.69%	14.39%	13.36%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	2.03%	20.04%	15.39%	12.67%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	2.01%	17.21%	17.28%	14.64%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	1.95%	18.10%	22.91%	21.84%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.73%	27.32%	14.18%	13.32%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.73%	(10.56)%	5.39%	8.43%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.72%	30.47%	9.36%	9.20%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.72%	7.42%	9.22%	7.99%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.72%	15.76%	10.31%	10.16%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.72%	(5.97)%	3.44%	4.91%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.12%	(14.03)%	(2.39)%	0.73%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.82%	49.25%	24.79%	16.60%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.82%	9.49%	7.85%	3.94%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.82%	40.62%	14.12%	12.39%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.42%	0.07%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.82%	(5.13)%	8.64%	8.70%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.08%	9.69%	0.09%	(4.74)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	33.92%	19.22%	17.20%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	0.96%	9.59%	8.94%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	29.27%	13.77%	19.87%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.95%	4.46%	2.27%	1.52%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	17.18%	15.57%	3.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.13%	(1.16)%	3.30%	2.42%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	(4.92)%	0.66%	1.56%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	2.10%	(2.39)%	2.19%	2.37%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	0.12%	0.11%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	0.08%	0.07%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.85%	0.07%	0.05%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	0.11%	0.10%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	0.06%	0.06%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	0.05%	0.07%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	0.06%	0.06%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	0.10%	0.09%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.65%	38.62%	21.77%	N/A
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.38%	18.83%	5.93%	(3.83)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	10.68%	10.77%	9.88%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	17.47%	15.96%	14.98%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	11.73%	8.10%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC	0.28%	11.78%	10.30%	10.60%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc	0.30%	3.25%	10.45%	11.62%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	18.20%	15.05%	13.72%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	6.67%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	43.09%	19.96%	17.11%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	5.67%	7.22%	6.38%
International Equity	Vanguard® VIF International Adviser: Bailie Gifford Overseas Ltd.; Schroder Investment Management North America Inc.	0.38%	57.58%	21.30%	12.10%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	18.07%	13.14%	12.26%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	13.78%	9.80%	N/A
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	(4.85)%	5.66%	8.60%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	5.49%	3.39%	2.73%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC; The Vanguard Group, Inc.	0.30%	23.18%	15.74%	13.53%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	7.58%	4.36%	3.71%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	11.18%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	20.55%	15.23%	13.60%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.20%	(1.55)%	5.83%	8.78%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.29%	44.64%	31.51%	22.55%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	1.20%	6.53%	5.97%	4.97%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.19%	23.64%	6.86%	3.69%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	1.00%	33.96%	13.77%	10.21%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investment Advisers, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.27%	40.56%	17.30%	13.58%
Specialty-Sector	VY Clarion Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	1.48%	(5.19)%	3.54%	5.01%
Specialty-Sector	VY Clarion Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	1.43%	(6.69)%	3.77%	7.51%
International Equity	Wells Fargo International Equity VT – Class 2 Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.38%	4.93%	5.18%	3.89%
Large Cap Growth	Wells Fargo Omega Growth VT – Class 2 Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.06%	43.18%	21.63%	16.12%
Mid Cap Blend	Wells Fargo Opportunity VT – Class 2 Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.11%	21.00%	14.83%	11.79%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); and Western Asset Management Company Pte. Ltd. (Singapore)	1.10%	7.12%	7.92%	5.56%
1 Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
2 This fund is no longer available for new transfers.

Optional Rider Investment Restrictions
The optional riders are not subject to investment restrictions.

The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov.

EDGAR contract identifier C000049771